Business Combinations - Narrative (Details) - Unicesumar R$ in Thousands	May 20, 2020 BRL (R$) item
Disclosure of detailed information about business combination [line items]
Number of hubs recognised in a business combination | item	999
Number of students as at the date of acquisition | item	331,000
Number of students in a digital education as at the date of business combination | item	314,000
Consideration paid | R$	R$ 2,688,181
Shares issued for acquisition | R$	7,182
Additional contingent consideration | R$	R$ 1,000
Term of experience in digital education (in years)	15 years
Bottom of range
Disclosure of detailed information about business combination [line items]
Number of students in medicine as at the date of business combination | item	1,600
License | R$	R$ 50,000
Licenses to operate medical courses
Disclosure of detailed information about business combination [line items]
Estimated useful life	5 years